Discontinued Operations - Disposal of Golar Partners and Hygo (Details)			3 Months Ended	4 Months Ended	6 Months Ended
		Apr. 15, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) t	Apr. 15, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) t		Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax [Abstract]
Carrying value of disposed investments in affiliates			$ (51,292,000)		$ (51,292,000)			$ (44,385,000)
Realized accumulated comprehensive losses on disposal of investments in affiliates					43,380,000	[1]	$ 0
Gain on disposal				$ 575,056,000			0
Equity securities, current, fair value			660,642,000		660,642,000			0
Unrealized mark-to-market loss			86,700,000		86,664,000		0
Assets held for sale			$ 0		0			267,766,000
Income (Loss) from Equity Method Investments					(157,000)		261,000
Share of affiliate's comprehensive losses from discontinued operations	[2]				$ 3,147,000		21,098,000
Dividends received							$ 0
Measurement Input, Discount Rate
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax [Abstract]
Measurement input			0.0664		0.0664
Measurement Input, Share Price
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax [Abstract]
Measurement input | t			37.88		37.88
Level 2 | Reported Value Measurement
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax [Abstract]
Equity securities, current, fair value			$ 658,779,000		$ 658,779,000			0
Level 2 | Reported Value Measurement | Measurement Input, Discount Rate
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax [Abstract]
Measurement input			0.0664		0.0664
New Fortress Energy (NFE) | Level 2 | Reported Value Measurement
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax [Abstract]
Equity securities, current, fair value			$ 658,800,000		$ 658,800,000
Golar LNG Partners | Tax lease indemnification
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax [Abstract]
Release of tax indemnity guarantee				2,100,000
Discontinued Operations, Disposed of by Sale
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax [Abstract]
Consideration received from NFE		$ 876,277,000		876,277,000
Carrying value of disposed investments in affiliates		$ (257,270,000)		(257,270,000)
Realized accumulated comprehensive losses on disposal of investments in affiliates				(43,380,000)
Others				(571,000)
Gain on disposal				575,056,000
Assets held for sale								267,800,000
Income (Loss) from Equity Method Investments				6,900,000
Share of affiliate's comprehensive losses from discontinued operations				3,100,000
Discontinued operation, transaction cost				2,600,000
Dividends received				$ 500,000
Discontinued Operations, Disposed of by Sale | Golar LNG Partners
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax [Abstract]
Ownership percentage		2.00%		2.00%
Discontinued Operations, Disposed of by Sale | Golar LNG Partners
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax [Abstract]
Consideration received from NFE		$ 75,700,000		$ 75,700,000
Discontinued operation, share price (in USD per share) | $ / shares		$ 3.55		$ 3.55
Assets held for sale								67,429,000
Discontinued Operations, Disposed of by Sale | Golar LNG General Partnership Units
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax [Abstract]
Consideration received from NFE		$ 5,100,000		$ 5,100,000
Discontinued operation, Shares sold (in shares) | shares		21,333,586
Discontinued Operations, Disposed of by Sale | Hygo Energy Transition Ltd
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax [Abstract]
Consideration received from NFE		$ 50,000,000.0		$ 50,000,000.0
Discontinued operation, share price (in USD per share) | $ / shares		$ 44.65		$ 44.65
Discontinued operation, consideration, shares received (in shares) | shares		18,627,451
Discontinued operation, share price discount %		10.37%
Discontinued operation, noncash consideration, value of shares issued		$ 745,400,000		$ 745,400,000
Assets held for sale								$ 200,337,000

[1]	As at June 30, 2021, and 2020, our other comprehensive loss consisted of a gain of $0.1 million and $0.1 million of pension and post-retirement benefit plan adjustments and $nil and $21.1 million loss of our share of affiliates comprehensive loss from discontinued operations, respectively.
[2]	No tax impact for the six months ended June 30, 2021 and 2020.